FINANCING AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of Assets Based on Categories	The following table summarizes assets and liabilities based on their categories at December 31, 2021:

	December 31, 2021
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Assets/Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	4,215	—	4,215	—	—	—
Restricted cash and other restricted funds	156	—	156	—	—	—
Trade accounts receivable and other	5,143	—	4,521	—	622	—
Inventories	19,858	19,858	—	—	—	—
Prepaid expenses and other current assets	5,567	1,128	1,454	—	—	2,985
Total current assets	34,939	20,986	10,346	—	622	2,985

Non-current assets:
Goodwill and intangible assets	4,425	4,425	—	—	—	—
Property, plant and equipment and biological assets	30,075	30,037	—	38	—	—
Investments in associates and joint ventures	10,319	10,319	—	—	—	—
Other investments	1,146	—	—	—	1,146	—
Deferred tax assets	8,147	8,147	—	—	—	—
Other assets	1,461	359	648	136	—	318
Total non-current assets	55,573	53,287	648	174	1,146	318
Total assets	90,512	74,273	10,994	174	1,768	3,303

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	1,913	—	1,913	—	—	—
Trade accounts payable and other	15,093	—	15,093	—	—	—
Short-term provisions	1,064	1,048	16	—	—	—
Accrued expenses and other liabilities	4,831	1,420	3,095	—	—	316
Income tax liabilities	1,266	1,266	—	—	—	—
Total current liabilities	24,167	3,734	20,117	—	—	316

Non-current liabilities:
Long-term debt, net of current portion	6,488	—	6,488	—	—	—
Deferred tax liabilities	2,369	2,369	—	—	—	—
Deferred employee benefits	3,772	3,772	—	—	—	—
Long-term provisions	1,498	1,495	3	—	—	—
Other long-term obligations	874	343	473	—	—	58
Total non-current liabilities	15,001	7,979	6,964	—	—	58

Equity:
Equity attributable to the equity holders of the parent	49,106	49,106	—	—	—	—
Non-controlling interests	2,238	2,238	—	—	—	—
Total equity	51,344	51,344	—	—	—	—
Total liabilities and equity	90,512	63,057	27,081	—	—	374

	December 31, 2020
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Assets/Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	5,600	—	5,600	—	—	—
Restricted cash and other restricted funds	363	—	363	—	—	—
Trade accounts receivable and other	3,072	—	2,699	—	373	—
Inventories	12,328	12,328	—	—	—	—
Prepaid expenses and other current assets	2,281	910	1,018	—	—	353
Assets held for sale	4,329	3,384	945	—	—	—
Total current assets	27,973	16,622	10,625	—	373	353

Non-current assets:
Goodwill and intangible assets	4,312	4,312	—	—	—	—
Property, plant and equipment and biological assets	30,622	30,577	—	45	—	—
Investments in associates and joint ventures	6,817	6,817	—	—	—	—
Other investments	2,980	—	—	—	2,980	—
Deferred tax assets	7,866	7,866	—	—	—	—
Other assets	1,482	237	785	136	—	324
Total non-current assets	54,079	49,809	785	181	2,980	324
Total assets	82,052	66,431	11,410	181	3,353	677

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,507	—	2,507	—	—	—
Trade accounts payable and other	11,525	—	11,525	—	—	—
Short-term provisions	935	919	16	—	—	—
Accrued expenses and other liabilities	4,197	1,160	2,829	—	—	208
Income tax liabilities	464	464	—	—	—	—
Liabilities held for sale	3,039	709	2,330	—	—	—
Total current liabilities	22,667	3,252	19,207	—	—	208

Non-current liabilities:
Long-term debt, net of current portion	9,815	—	9,815	—	—	—
Deferred tax liabilities	1,832	1,832	—	—	—	—
Deferred employee benefits	4,656	4,656	—	—	—	—
Long-term provisions	1,697	1,691	6	—	—	—
Other long-term obligations	1,148	354	698	—	—	96
Total non-current liabilities	19,148	8,533	10,519	—	—	96

Equity:
Equity attributable to the equity holders of the parent	38,280	38,280	—	—	—	—
Non-controlling interests	1,957	1,957	—	—	—	—
Total equity	40,237	40,237	—	—	—	—
Total liabilities and equity	82,052	52,022	29,726	—	—	304

Disclosure of Liabilities Based on Categories	The following table summarizes assets and liabilities based on their categories at December 31, 2021:

	December 31, 2021
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Assets/Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	4,215	—	4,215	—	—	—
Restricted cash and other restricted funds	156	—	156	—	—	—
Trade accounts receivable and other	5,143	—	4,521	—	622	—
Inventories	19,858	19,858	—	—	—	—
Prepaid expenses and other current assets	5,567	1,128	1,454	—	—	2,985
Total current assets	34,939	20,986	10,346	—	622	2,985

Non-current assets:
Goodwill and intangible assets	4,425	4,425	—	—	—	—
Property, plant and equipment and biological assets	30,075	30,037	—	38	—	—
Investments in associates and joint ventures	10,319	10,319	—	—	—	—
Other investments	1,146	—	—	—	1,146	—
Deferred tax assets	8,147	8,147	—	—	—	—
Other assets	1,461	359	648	136	—	318
Total non-current assets	55,573	53,287	648	174	1,146	318
Total assets	90,512	74,273	10,994	174	1,768	3,303

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	1,913	—	1,913	—	—	—
Trade accounts payable and other	15,093	—	15,093	—	—	—
Short-term provisions	1,064	1,048	16	—	—	—
Accrued expenses and other liabilities	4,831	1,420	3,095	—	—	316
Income tax liabilities	1,266	1,266	—	—	—	—
Total current liabilities	24,167	3,734	20,117	—	—	316

Non-current liabilities:
Long-term debt, net of current portion	6,488	—	6,488	—	—	—
Deferred tax liabilities	2,369	2,369	—	—	—	—
Deferred employee benefits	3,772	3,772	—	—	—	—
Long-term provisions	1,498	1,495	3	—	—	—
Other long-term obligations	874	343	473	—	—	58
Total non-current liabilities	15,001	7,979	6,964	—	—	58

Equity:
Equity attributable to the equity holders of the parent	49,106	49,106	—	—	—	—
Non-controlling interests	2,238	2,238	—	—	—	—
Total equity	51,344	51,344	—	—	—	—
Total liabilities and equity	90,512	63,057	27,081	—	—	374

	December 31, 2020
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Assets/Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	5,600	—	5,600	—	—	—
Restricted cash and other restricted funds	363	—	363	—	—	—
Trade accounts receivable and other	3,072	—	2,699	—	373	—
Inventories	12,328	12,328	—	—	—	—
Prepaid expenses and other current assets	2,281	910	1,018	—	—	353
Assets held for sale	4,329	3,384	945	—	—	—
Total current assets	27,973	16,622	10,625	—	373	353

Non-current assets:
Goodwill and intangible assets	4,312	4,312	—	—	—	—
Property, plant and equipment and biological assets	30,622	30,577	—	45	—	—
Investments in associates and joint ventures	6,817	6,817	—	—	—	—
Other investments	2,980	—	—	—	2,980	—
Deferred tax assets	7,866	7,866	—	—	—	—
Other assets	1,482	237	785	136	—	324
Total non-current assets	54,079	49,809	785	181	2,980	324
Total assets	82,052	66,431	11,410	181	3,353	677

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,507	—	2,507	—	—	—
Trade accounts payable and other	11,525	—	11,525	—	—	—
Short-term provisions	935	919	16	—	—	—
Accrued expenses and other liabilities	4,197	1,160	2,829	—	—	208
Income tax liabilities	464	464	—	—	—	—
Liabilities held for sale	3,039	709	2,330	—	—	—
Total current liabilities	22,667	3,252	19,207	—	—	208

Non-current liabilities:
Long-term debt, net of current portion	9,815	—	9,815	—	—	—
Deferred tax liabilities	1,832	1,832	—	—	—	—
Deferred employee benefits	4,656	4,656	—	—	—	—
Long-term provisions	1,697	1,691	6	—	—	—
Other long-term obligations	1,148	354	698	—	—	96
Total non-current liabilities	19,148	8,533	10,519	—	—	96

Equity:
Equity attributable to the equity holders of the parent	38,280	38,280	—	—	—	—
Non-controlling interests	1,957	1,957	—	—	—	—
Total equity	40,237	40,237	—	—	—	—
Total liabilities and equity	82,052	52,022	29,726	—	—	304

Disclosure of Fair Value Measurement of Assets
The following tables summarize the bases used to measure certain financial assets and financial liabilities at their fair value on recurring basis.

As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	1,069	—	77	1,146
Trade accounts receivable and other subject to TSR programs*	—	—	622	622
Derivative financial current assets	—	2,985	—	2,985
Derivative financial non-current assets	—	303	15	318
Total assets at fair value	1,069	3,288	714	5,071
Liabilities at fair value:
Derivative financial current liabilities	—	316	—	316
Derivative financial non-current liabilities	—	58	—	58
Total liabilities at fair value	—	374	—	374
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	2,934	—	46	2,980
Trade accounts receivable and other subject to TSR programs*	—	—	373	373
Derivative financial current assets	—	353	—	353
Derivative financial non-current assets	—	265	59	324
Total assets at fair value	2,934	618	478	4,030
Liabilities at fair value:
Derivative financial current liabilities	—	208	—	208
Derivative financial non-current liabilities	—	96	—	96
Total liabilities at fair value	—	304	—	304
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.
The following table summarizes the reconciliation of the fair value of the financial instruments classified as Level 3:

	Put option with ISP	Call option on 1,000 mandatory convertible bonds	Special payment in pellet purchase agreement	Total
Balance as of December 31, 2019	(125)	127	(176)	(174)
Change in fair value/foreign exchange differences	(10)	(68)	6	(72)
Value of option at exercise date/divested balance	135	—	170	305
Balance as of December 31, 2020	—	59	—	59
Change in fair value/foreign exchange differences	—	(44)	—	(44)
Balance as of December 31, 2021	—	15	—	15

Disclosure of Fair Value Measurement of Liabilities
The following tables summarize the bases used to measure certain financial assets and financial liabilities at their fair value on recurring basis.

As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	1,069	—	77	1,146
Trade accounts receivable and other subject to TSR programs*	—	—	622	622
Derivative financial current assets	—	2,985	—	2,985
Derivative financial non-current assets	—	303	15	318
Total assets at fair value	1,069	3,288	714	5,071
Liabilities at fair value:
Derivative financial current liabilities	—	316	—	316
Derivative financial non-current liabilities	—	58	—	58
Total liabilities at fair value	—	374	—	374
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	2,934	—	46	2,980
Trade accounts receivable and other subject to TSR programs*	—	—	373	373
Derivative financial current assets	—	353	—	353
Derivative financial non-current assets	—	265	59	324
Total assets at fair value	2,934	618	478	4,030
Liabilities at fair value:
Derivative financial current liabilities	—	208	—	208
Derivative financial non-current liabilities	—	96	—	96
Total liabilities at fair value	—	304	—	304
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.
The following table summarizes the reconciliation of the fair value of the financial instruments classified as Level 3:

	Put option with ISP	Call option on 1,000 mandatory convertible bonds	Special payment in pellet purchase agreement	Total
Balance as of December 31, 2019	(125)	127	(176)	(174)
Change in fair value/foreign exchange differences	(10)	(68)	6	(72)
Value of option at exercise date/divested balance	135	—	170	305
Balance as of December 31, 2020	—	59	—	59
Change in fair value/foreign exchange differences	—	(44)	—	(44)
Balance as of December 31, 2021	—	15	—	15

Disclosure of Detailed Information About Borrowings
Short-term debt, including the current portion of long-term debt, consisted of the following:

	December 31,
	2021	2020
Short-term bank loans and other credit facilities including commercial paper [1]	888	1,647
Current portion of long-term debt	836	677
Lease obligations[2]	189	183
Total	1,913	2,507
1.The weighted average interest rate on short-term borrowings outstanding was 0.9% and 1.3% as of December 31, 2021 and 2020, respectively.
2.See note 7.
Long-term debt is comprised of the following:

				December 31,
	Year of maturity	Type of Interest	Interest rate[1]	2021	2020
Corporate
5.5 billion Revolving Credit Facility[3]	2023 - 2025	Floating		—	—
€500 million Unsecured Notes	2021	Fixed	3.00%	—	350
€750 million Unsecured Notes	2022	Fixed	3.13%	551	596
€500 million Unsecured Notes	2023	Fixed	0.95%	415	448
€750 million Unsecured Notes	2023	Fixed	1.00%	848	917
€1.0 billion Unsecured Notes	2024	Fixed	2.25%	604	1,234
750 Unsecured Notes	2024	Fixed	3.60%	289	747
500 Unsecured Notes	2025	Fixed	6.13%	183	256
€750 million Unsecured Notes	2025	Fixed	1.75%	844	913
750 Unsecured Notes	2026	Fixed	4.55%	399	745
500 Unsecured Notes	2029	Fixed	4.25%	494	494
1.5 billion Unsecured Bonds	2039	Fixed	7.00%	671	671
1.0 billion Unsecured Notes	2041	Fixed	6.75%	428	428
Other loans	2022 - 2023	Fixed	1.8% - 2.4%	142	218
EIB loan	2025	Fixed	1.16%	215	304
Other loans	2029 - 2035	Floating	0.4% - 2.3%	273	1,204
Total Corporate				6,356	9,525
Americas
Other loans	2020 - 2030	Fixed/Floating	0.0% - 9.5%	72	83
Total Americas				72	83
Europe, Asia & Africa
EBRD Facility	2024	Floating	2.2% - 2.5%	82	129
Other loans	2021 - 2030	Fixed/Floating	0.0% - 4.7%	123	123
Total Europe, Asia & Africa				205	252
Total				6,633	9,860
Less current portion of long-term debt				(836)	(677)
Total long-term debt (excluding lease obligations)				5,797	9,183
Long-term lease obligations[2]				691	632
Total long-term debt, net of current portion				6,488	9,815
1.Rates applicable to balances outstanding at December 31, 2021. For debt that has been redeemed in its entirety during 2021, the interest rates refer to the rates at repayment date.
2.Net of current portion of 189 and 183 as of December 31, 2021 and 2020, respectively. Further information regarding leases is provided in note 7.
3. On November 26, 2020, the commitments were extended by one year to December 19, 2025. The commitments are 5.5 billion until December 19, 2023 and 5.4 billion until December 19, 2025.
The following table provides details of the outstanding bonds on maturity, the original coupons and the current interest rates for the bonds impacted by changes in the long-term credit rating:

Nominal value	Date of issuance	Repayment date	Interest rate[1]	Issued at
€750 million Unsecured Notes	Jan 14, 2015	Jan 14, 2022	3.13%	99.73%
€500 million Unsecured Notes	Dec 4, 2017	Jan 17, 2023	0.95%	99.38%
€750 million Unsecured Notes	Nov 19, 2019	May 19, 2023	1.00%	99.89%
€250 million Unsecured Notes	Jul 4, 2019	Jan 17, 2024	2.25%	105.59%
€750 million Unsecured Notes	Jan 17, 2019	Jan 17, 2024	2.25%	99.72%
750 Unsecured Notes	Jul 16, 2019	Jul 16, 2024	3.60%	99.86%
500 Unsecured Notes	Jun 1, 2015	Jun 1, 2025	6.13%	100.00%
€750 million Unsecured Notes	Nov 19, 2019	Nov 19, 2025	1.75%	99.41%
750 Unsecured Notes	Mar 11, 2019	Mar 11, 2026	4.55%	99.72%
500 Unsecured Notes	Jul 16, 2019	Jul 16, 2029	4.25%	99.00%
1.0 billion Unsecured Bonds	Oct 8, 2009	Oct 15, 2039	7.00%	95.20%
500 Unsecured Bonds	Aug 5, 2010	Oct 15, 2039	7.00%	104.84%
1.0 billion Unsecured Notes	Mar 7, 2011	Mar 1, 2041	6.75%	99.18%
1.Rates applicable at December 31, 2021.

Disclosure of Maturity Analysis for Non-derivative Financial Liabilities
As of December 31, 2021 the scheduled maturities of short-term debt, long-term debt and long-term lease obligations, including their current portion are as follows:

Year of maturity	Amount
2022	1,913
2023	1,545
2024	1,124
2025	1,163
2026	542
Subsequent years	2,114
Total	8,401

	December 31, 2021
	Carrying amount	Contractual Cash Flow	2022	2023	from 2024 to 2026	After 2026
Non-derivative financial liabilities
Bonds	(5,816)	(7,722)	(748)	(1,442)	(2,733)	(2,799)
Loans over 100	(735)	(1,030)	(373)	(88)	(196)	(373)
Trade and other payables	(15,093)	(15,098)	(15,098)	—	—	—
Other loans and leases	(1,850)	(2,104)	(1,027)	(225)	(375)	(477)
Total	(23,494)	(25,954)	(17,246)	(1,755)	(3,304)	(3,649)
Derivative financial liabilities
Foreign exchange contracts	(67)	(67)	(44)	(18)	(5)
Commodity contracts[1]	(307)	(307)	(270)	(18)	(13)	(6)
Total	(374)	(374)	(314)	(36)	(18)	(6)
1.Commodity contracts include base metals, freight, energy and emission rights.

	December 31, 2020
	Carrying amount	Contractual Cash Flow	2021	2022	from 2023 to 2025	After 2025
Non-derivative financial liabilities
Bonds	(7,888)	(10,307)	(616)	(851)	(5,135)	(3,705)
Loans over 100	(1,998)	(2,345)	(769)	(190)	(998)	(388)
Trade and other payables	(11,525)	(11,530)	(11,530)	—	—	—
Other loans and leases	(2,436)	(2,692)	(1,448)	(211)	(546)	(487)
Total	(23,847)	(26,874)	(14,363)	(1,252)	(6,679)	(4,580)
Derivative financial liabilities
Foreign exchange contracts	(170)	(170)	(149)	(13)	(8)	—
Commodity contracts[1]	(134)	(134)	(59)	(28)	(47)	—
Total	(304)	(304)	(208)	(41)	(55)	—
1.Commodity contracts include base metals, freight, energy and emission rights.
Disclosure of Estimated Fair Value and Carrying Value of Debt	The following tables summarize the Company’s bases used to estimate its debt at fair value. Fair value measurement has been classified into three levels based upon a fair value hierarchy that reflects the significance of the inputs used in making the measurements.

As of December 31, 2021	Carrying amount	Fair Value
		Level 1	Level 2	Level 3	Total
Instruments payable bearing interest at fixed rates	7,011	6,380	1,261	—	7,641
Instruments payable bearing interest at variable rates	502	—	480	—	480
Total long-term debt, including current portion	7,513	6,380	1,741	—	8,121
Short term bank loans and other credit facilities including commercial paper	888	—	888	—	888

As of December 31, 2020	Carrying amount	Fair Value
		Level 1	Level 2	Level 3	Total
Instruments payable bearing interest at fixed rates	9,195	8,698	1,431	—	10,129
Instruments payable bearing interest at variable rates	1,480		1,488	—	1,488
Total long-term debt, including current portion	10,675	8,698	2,919	—	11,617
Short term bank loans and other credit facilities including commercial paper	1,647		1,649	—	1,649

Disclosure of Cash and Cash Equivalents
Cash and cash equivalents consisted of the following:

	December 31,
	2021	2020
Cash at bank	2,674	3,487
Term deposits	607	393
Money market funds[1]	934	1,720
Total	4,215	5,600
1Money market funds are highly liquid investments with a maturity of 3 months or less from the date of acquisition.
Reconciliation of Liabilities Arising from Financing Activities	The table below details changes in the Company's liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be classified in the Company's consolidated statements of cash flows from financing activities.

	Long-term debt, net of current portion	Short-term debt and current portion of long term debt
Balance as of December 31, 2019 (note 6.1.2)	11,471	2,869
Proceeds from long-term debt	323	—
Payments of long-term debt	(1,645)	—
Amortized cost	8	7
Proceeds from short-term debt	—	430
Payments of short-term debt	—	(1,503)
Current portion of long-term debt	(860)	860
Payments of principal portion of lease liabilities (note 7) [1]	(7)	(235)
Additions to lease liabilities (notes 5.2 and 7)	195	38
Derecognition of lease liabilities following the divestment of ArcelorMittal USA (note 2.3.1)	(208)	(70)
Debt classified as held for sale (note 2.3.2)	(21)	(3)
Unrealized foreign exchange effects and other movements	559	114
Balance as of December 31, 2020 (note 6.1.2)	9,815	2,507
Proceeds from long-term debt	147	—
Payments of long-term debt	(2,332)	—
Amortized cost	4	10
Proceeds from short-term debt	—	287
Payments of short-term debt	—	(1,664)
Current portion of long-term debt	(1,025)	1,025
Payments of principal portion of lease liabilities (note 7) [1]	(8)	(191)
Additions to lease liabilities (notes 5.2 and 7)	289	24
Unrealized foreign exchange effects and other movements	(402)	(85)
Balance as of December 31, 2021 (note 6.1.2)	6,488	1,913
1.Cash payments decreasing the outstanding liability relating to leases are classified under payments of principal portion of lease liabilities and other financing activities in the Company's consolidated statements of cash flows.
Schedule of Net Debt by Currency
The Company monitors its net debt in order to manage its capital. The following tables present the structure of the Company’s net debt by original currency at December 31, 2021 and December 31, 2020:

As of December 31, 2021	Total USD	EUR	USD	PLN	CAD	ZAR	Other (USD)
Short-term debt and current portion of long-term debt	1,913	1,456	97	14	132	115	99
Long-term debt, net of current portion	6,488	3,443	2,637	215	55	5	133
Cash and cash equivalents and restricted cash	(4,371)	(1,646)	(1,531)	(97)	(56)	(268)	(773)
Net debt	4,030	3,253	1,203	132	131	(148)	(541)

As of December 31, 2020	Total USD	EUR	USD	CAD	PLN	UAH	Other (USD)
Short-term debt and current portion of long-term debt	2,507	1,283	765	172	19	46	222
Long-term debt, net of current portion	9,815	5,775	3,567	91	239	17	126
Cash and cash equivalents, restricted cash and other restricted funds	(5,963)	(2,637)	(2,236)	(35)	(152)	(19)	(884)
Net debt	6,359	4,421	2,096	228	106	44	(536)

Disclosure of Detailed Information About Financial Instruments
The following tables summarize this portfolio:

	December 31, 2021
	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Foreign exchange rate instruments
Forward purchase contracts	3,845	133	1,023	(43)
Forward sale contracts	2,685	16	1,431	(15)
Exchange option purchases	712	2	254	(7)
Exchange options sales	338	5	707	(2)
Total foreign exchange rate instruments		156		(67)

Raw materials (base metals), freight, energy, emission rights
Term contracts sales	121	1	644	(259)
Term contracts purchases	3,461	3,131	497	(48)
Total raw materials (base metals), freight, energy, emission rights		3,132		(307)
Total		3,288		(374)

	December 31, 2020
	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate instruments
Other interest rate instruments	22	—	10	—
Total interest rate instruments		—		—

Foreign exchange rate instruments
Forward purchase contracts	356	2	2,199	(113)
Forward sale contracts	847	24	371	(19)
Currency swaps sales	260	36	—	—
Exchange option purchases	2,938	18	1,176	(15)
Exchange options sales	2,960	26	1,208	(23)
Total foreign exchange rate instruments		106		(170)

Raw materials (base metals), freight, energy, emission rights
Term contracts sales	567	38	370	(46)
Term contracts purchases	1,673	473	854	(87)
Option sales/purchases	47	1	48	(1)
Total raw materials (base metals), freight, energy, emission rights		512		(134)
Total		618		(304)
Fair values of raw material, freight, energy and emission rights instruments categorized as Level 2 are as follows:

	December 31,
	2021	2020
Base metals	27	7
Freight	5	—
Energy (oil, gas, electricity)	350	(36)
Emission rights	2,443	407
Total	2,825	378

Derivative assets associated with raw materials, energy, freight and emission rights	3,132	512
Derivative liabilities associated with raw materials, energy, freight and emission rights	(307)	(134)
Total	2,825	378

Analysis of Financing Costs
Financing costs - net recognized in the years ended December 31, 2021, 2020 and 2019 are as follows:

	Year ended December 31,
	2021	2020	2019
Interest expense	(357)	(477)	(695)
Interest income	79	56	88
Change in fair value adjustment on call option on mandatory convertible bonds and pellet purchase agreement (note 6.1.5)[2]	(44)	(143)	(320)
Accretion of defined benefit obligations and other long term liabilities	(164)	(325)	(405)
Net foreign exchange result	(155)	107	4
Other[1]	(514)	(474)	(324)
Total	(1,155)	(1,256)	(1,652)
1.Other mainly includes expenses related to true sale of receivables (“TSR”) programs and bank fees. In 2021, other also include 163 charges relating to an unfavorable court decision in an arbitration case against Sitrel (see note 9.3), 130 premiums and fees relating to the bonds early redeemed in 2021 (as compared to 120 and 71 in 2020 and 2019, respectively) and 61 charges relating to the early redemption of MCNs (see note 11.2). In 2020, other also includes 178 relating to renewal of mandatorily convertible bonds (see note 11.2).
2. The instrument related to the pellet purchase agreement was derecognized on December 9, 2020 see note 6.1.5
Disclosure of Capital Management

	December 31,
	2021	2020
Total equity	51,344	40,237
Net debt (including nil and 21 cash and debt classified as held for sale as of December 31, 2021 and 2020 respectively)	4,030	6,380
Gearing	7.8%	15.9%

Disclosure of Nature and Extent of Risks Arising from Financial Instruments

	December 31, 2021
	Trade receivables	Trade payables
USD	1,386	5,579
EUR	1,822	6,219
BRL	778	633
CAD	132	464
KZT	83	52
ZAR	137	356
MXN	9	46
UAH	88	302
PLN	305	955
ARS	75	78
Other	328	409
Total	5,143	15,093

Sensitivity Analysis for Types of Market Risk	The sensitivity analysis carried out by the Company considers the effects on its trade receivables and trade payables of a 10%
increase or decrease between the relevant foreign currencies and the U.S. dollar.

	10% increase		10% decrease
	Trade receivables	Trade payables	Trade receivables	Trade payables
EUR	182	622	(182)	(622)
BRL	78	63	(78)	(63)
CAD	13	46	(13)	(46)
KZT	8	5	(8)	(5)
ZAR	14	36	(14)	(36)
MXN	1	5	(1)	(5)
UAH	9	30	(9)	(30)
PLN	31	96	(31)	(96)
ARS	8	8	(8)	(8)

	December 31, 2021
	Income (loss)	Other Equity
10% strengthening in U.S. dollar	18	(10)
10% weakening in U.S. dollar	(30)	11

	December 31, 2020
	(loss) Income	Other Equity
10% strengthening in U.S. dollar	(60)	196
10% weakening in U.S. dollar	64	(202)

	December 31, 2021
	Floating porting of net debt[1]	Interest Rate Swaps/Forward Rate Agreements
100 bp increase	36	—
100 bp decrease	(36)	—

	December 31, 2020
	Floating porting of net debt[1]	Interest Rate Swaps/Forward Rate Agreements
100 bp increase	40	—
100 bp decrease	(40)	—
1.See note 6.1.4 for a description of net debt (including fixed and floating portion).
The following tables detail the Company’s sensitivity to a 10% increase and decrease in the price of the relevant base metals, energy, freight and emissions rights. The sensitivity analysis includes only outstanding, un-matured derivative instruments either held for trading at fair value through the consolidated statements of operations or designated in hedge accounting relationships.

	December 31, 2021
	Income (loss)	Other Equity Cash Flow Hedging Reserves
'+10% in prices
Base Metals	2	33
Iron Ore	—	1
Freight	—	—
Emission rights	—	401
Energy	1	165
'-10% in prices
Base Metals	(2)	(33)
Iron Ore	—	(1)
Freight	—	—
Emission rights	—	(401)
Energy	(1)	(165)

	December 31, 2020
	Income (loss)	Other Equity Cash Flow Hedging Reserves
'+10% in prices
Base Metals	2	10
Iron Ore	—	(1)
Freight	—	3
Emission rights	—	145
Energy	—	82
'-10% in prices
Base Metals	(2)	(10)
Iron Ore	—	1
Freight	—	(3)
Emission rights	—	(145)
Energy	—	(82)

Disclosure of Maturity Analysis for Derivative Financial Liabilities

	December 31, 2021
	Carrying amount	Contractual Cash Flow	2022	2023	from 2024 to 2026	After 2026
Non-derivative financial liabilities
Bonds	(5,816)	(7,722)	(748)	(1,442)	(2,733)	(2,799)
Loans over 100	(735)	(1,030)	(373)	(88)	(196)	(373)
Trade and other payables	(15,093)	(15,098)	(15,098)	—	—	—
Other loans and leases	(1,850)	(2,104)	(1,027)	(225)	(375)	(477)
Total	(23,494)	(25,954)	(17,246)	(1,755)	(3,304)	(3,649)
Derivative financial liabilities
Foreign exchange contracts	(67)	(67)	(44)	(18)	(5)
Commodity contracts[1]	(307)	(307)	(270)	(18)	(13)	(6)
Total	(374)	(374)	(314)	(36)	(18)	(6)
1.Commodity contracts include base metals, freight, energy and emission rights.

	December 31, 2020
	Carrying amount	Contractual Cash Flow	2021	2022	from 2023 to 2025	After 2025
Non-derivative financial liabilities
Bonds	(7,888)	(10,307)	(616)	(851)	(5,135)	(3,705)
Loans over 100	(1,998)	(2,345)	(769)	(190)	(998)	(388)
Trade and other payables	(11,525)	(11,530)	(11,530)	—	—	—
Other loans and leases	(2,436)	(2,692)	(1,448)	(211)	(546)	(487)
Total	(23,847)	(26,874)	(14,363)	(1,252)	(6,679)	(4,580)
Derivative financial liabilities
Foreign exchange contracts	(170)	(170)	(149)	(13)	(8)	—
Commodity contracts[1]	(134)	(134)	(59)	(28)	(47)	—
Total	(304)	(304)	(208)	(41)	(55)	—
1.Commodity contracts include base metals, freight, energy and emission rights.
Disclosure of Information About Terms and Conditions of Cash Flow Hedges
The following tables present the periods in which the derivatives designated as cash flows hedges are expected to mature:

	December 31, 2021
	Assets/ (liabilities)	(Outflows)/inflows
	Fair value	3 months and less	3-6 months	6-12 months	2023	After 2023
Foreign exchange contracts	4	2	2	3	(1)	(2)
Commodities	378	33	24	56	132	133
Emission rights	2,447	—	—	2,447	—	—
Total	2,829	35	26	2,506	131	131

	December 31, 2020
	Assets/ (liabilities)	(Outflows)/inflows
	Fair value	3 months and less	3-6 months	6-12 months	2022	After 2022
Foreign exchange contracts	(37)	(29)	(31)	(21)	2	42
Commodities	(35)	—	1	6	(9)	(33)
Emission rights	405	89	—	129	187	—
Total	333	60	(30)	114	180	9
The following table presents the periods in which the realized and unrealized gains or losses on derivatives designated as cash flows hedges recognized in other comprehensive income, net of tax, are expected to impact the consolidated statements of operations:

	December 31, 2021
	Cash flow hedge reserve[1]	(Expense)/income
	Carrying amount	3 months and less	3-6 months	6-12 months	2023	After 2023
Foreign exchange contracts	(1)	(4)	2	3	(1)	(1)
Commodity contracts	302	22	29	40	110	101
Emission rights	1,786	13	13	44	56	1,660
Total	2,087	31	44	87	165	1,760
1.The cash flow hedge reserve balance as of December 31, 2021 includes 603 deferred gains for the Company's share of such reserves at its equity method investments, which are not included in the table above (30 as of December 31, 2020).

	December 31, 2020
	Cash flow hedge reserve[1]	(Expense)/income
	Carrying amount	3 months and less	3-6 months	6-12 months	2022	After 2022
Foreign exchange contracts	(13)	3	1	(23)	2	4
Commodity contracts	(2)	2	2	8	4	(18)
Emission rights	214	15	15	33	81	70
Total	199	20	18	18	87	56
1.The cash flow hedge reserve balance as of December 31, 2020 also includes 30 deferred gains for the Company's share of such reserves at its equity method investments, which are not included in the table above (nil as of December 31, 2019).

Disclosure of Detailed Information About Hedging Instruments
The following tables summarize the effect of hedge accounting on ArcelorMittal’s consolidated statement of financial position, statement of comprehensive income and statement of changes in equity.

	December 31, 2021
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located
Cash flow hedges
Foreign exchange risk - Option/forward/swap contracts	185	9	(2)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Foreign exchange risk - Option/forward/swap contracts	120	2	(5)	Other assets/Other long-term obligations
Price risk - Commodities forwards	872	325	(212)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Price risk - Commodities forwards	1,321	299	(34)	Other assets/Other long-term obligations
Price risk - Emission rights forwards	1,555	2,447	—	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Total		3,082	(253)
Current derivative assets classified as cash flow hedge		2,781
Other current derivative assets		204
Total current derivative assets (note 4.5)		2,985
Non-current derivative assets classified as cash flow hedge		301
Other non-current derivative assets		17
Total non-current derivative assets (note 4.6)		318
Current derivative liabilities classified as cash flow hedge			(214)
Other current derivative liabilities			(102)
Total current derivative liabilities (note 4.8)			(316)
Non-current derivative liabilities classified as cash flow hedge			(39)
Other non-current derivative liabilities			(19)
Total non-current derivative liabilities (note 9.2)			(58)

	December 31, 2021
Hedging Instruments	Cash flow hedge reserve at December 31, 2020	Hedging gains or losses of the reporting period that were recognized in OCI	Gains or losses reclassification adjustment and hedge ineffectiveness	Basis adjustment	Line item in the statement of comprehensive income that includes the reclassification adjustment and hedge ineffectiveness	Cash flow hedge reserve[1] at December 31, 2021
Cash flow hedges
Foreign exchange risk - Option/Forward contracts	(13)	81	8	(77)	Sales	(1)
Price risk - Commodities Option/Forward contracts	(2)	398	(55)	(39)	Sales, Cost of sales	302
Price risk - Emission rights forwards	214	1,700	(128)	—	Cost of sales	1,786
Total	199	2,179	(175)	(116)		2,087
1.The cash flow hedge reserve balance as of December 31, 2021 also includes 603 deferred gains for the Company's share of such reserves at its equity method investments, which are not disclosed above.

	December 31, 2020
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located
Cash flow hedges
Foreign exchange risk - Option/Forward contracts	2,379	3	(84)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Foreign exchange risk - Option/Forward/Swap contracts	440	44	—	Other assets/Other long-term obligations
Price risk - Commodities forwards	459	22	(14)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Price risk - Commodities forwards	971	32	(75)	Other assets/Other long-term obligations
Price risk - Emission rights forwards	686	218	—	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Price risk - Emission rights forwards	348	187	—	Other assets/Other long-term obligations
Total		506	(173)
Current derivative assets classified as cash flow hedge		243
Other current derivative assets		110
Total current derivative assets (note 4.5)		353
Non-current derivative assets classified as cash flow hedge		263
Other non-current derivative assets		61
Total non-current derivative assets (note 4.6)		324
Current derivative liabilities classified as cash flow hedge			(98)
Other current derivative liabilities			(110)
Total current derivative liabilities (note 4.8)			(208)
Non-current derivative liabilities classified as cash flow hedge			(75)
Other non-current derivative liabilities			(21)
Total non-current derivative liabilities (note 9.2)			(96)
.

	December 31, 2020
Hedging Instruments	Cash flow hedge reserve at December 31, 2019	Hedging gains or losses of the reporting period that were recognized in OCI	Gains or losses reclassification adjustment and hedge ineffectiveness	Basis adjustment	Line item in the statement of comprehensive income that includes the reclassification adjustment and hedge ineffectiveness	Cash flow hedge reserve[1] at December 31, 2020
Cash flow hedges
Foreign exchange risk - Option/Forward contracts	31	(96)	35	17	Sales	(13)
Price risk - Commodities forwards[1]	(106)	(140)	241	3	Sales, Cost of sales	(2)
Price risk - Emission rights forwards	310	271	(367)	—	Cost of sales	214
Total	235	35	(91)	20		199
1.The cash flow hedge reserve balance as of December 31, 2020 also includes 30 deferred gains for the Company's share of such reserves at its equity method investments, which are not disclosed above
The following tables summarizes the historical gain/loss that will be recycled to the consolidation statements of operations when the hedged assets are disposed of.

	December 31, 2021						1
Date traded	Date maturity /unwound		Notional	OCI gross	Deferred tax	OCI net of deferred tax
December, 2014	January, 2016		375	83	(24)	59
May, 2015	March, 2020	'[2]	500	11	(3)	8
May, 2015	July, 2019		500	(16)	5	(11)
March, 2018	June, 2018		100	8	(2)	6
April, 2019	November, 2019		200	11	(3)	8
Total				97	(27)	70
1.In 2021, the Company did not designate any new CCS as net investment hedge.
2. On March 25, 2020 and March 26, 2020, the Company unwound euro/U.S. dollar CCS with a notional of 300 and 200, respectively, which were entered into on May 27, 2015 and designated as a net investment hedge of a euro denominated net investment in foreign operations amounting to €459. A deferred gain of 8, net of tax, was recorded in other comprehensive income and it will be recycled to the consolidation statements of operations when the hedged assets are disposed of.

	December 31, 2021
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located	Change in value used for calculating hedge ineffectiveness for 2021	Line item in the statement of comprehensive income that includes the recognized hedge ineffectiveness	Foreign currency translation reserve
Net investment hedges
Foreign exchange risk - Cross Currency Swap	—	—	—	N/a	—	N/a	70
Foreign exchange risk - EUR debt	4,204	—	(4,201)	Short-term debt and current portion of long-term debt; long-term debt, net of current portion	—	N/a	308
Total	4,204	—	(4,201)		—		378

	December 31, 2020
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located	Change in value used for calculating hedge ineffectiveness for 2020	Line item in the statement of comprehensive income that includes the recognized hedge ineffectiveness	Foreign currency translation reserve
Net investment hedges
Foreign exchange risk - Cross Currency Swap	—	—	—	N/a	—	N/a	70
Foreign exchange risk - EUR debt	6,335	—	(6,327)	Short-term debt and current portion of long-term debt; long-term debt, net of current portion	—	N/a	(10)
Total	6,335	—	(6,327)		—		60